4. PRO FORMA EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
4. PRO FORMA EARNINGS PER SHARE

The pro forma basic and diluted earnings per share amounts presented in the Unaudited Pro Forma Condensed Combined Statements of Operations are determined using the weighted average number of Aemetis common shares outstanding as adjusted to reflect the common stock issued in the Merger as if the Merger had been consummated on January 1, 2011 and the shares were outstanding for all periods presented.